Fees Summary	Sep. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 28,577,910
Previously Paid Amount	0.00
Total Fee Amount	3,946.61
Total Offset Amount	0.00
Net Fee	3,946.61
Narrative - Max Aggregate Offering Price	$ 28,577,910
Final Prospectus	true